Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	PAX WORLD FUNDS SERIES TRUST III
Entity Central Index Key	0001598735
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019